Document and Entity Information	12 Months Ended
Aug. 31, 2024
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	Walgreens Boots Alliance, Inc.
Entity Central Index Key	0001618921
Amendment Flag	false